Calvert

US Large-Cap Core Responsible Index Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	8,766	$642,372
HEICO Corp.	6,668	761,152
Hexcel Corp.	15,890	1,164,896
Mercury Systems, Inc.(1)	4,697	324,610
Moog, Inc., Class A	3,509	299,423

		$3,192,453

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	14,418	$1,127,488
Expeditors International of Washington, Inc.	15,708	1,225,538
FedEx Corp.	25,612	3,872,790
United Parcel Service, Inc., Class B	71,965	8,424,223

		$14,650,039

Airlines — 0.5%
Alaska Air Group, Inc.	13,638	$923,975
American Airlines Group, Inc.(2)	35,308	1,012,633
Delta Air Lines, Inc.	58,540	3,423,419
JetBlue Airways Corp.(1)	34,796	651,381
SkyWest, Inc.	3,095	200,030
Southwest Airlines Co.	47,961	2,588,935
Spirit Airlines, Inc.(1)	6,099	245,851
United Airlines Holdings, Inc.(1)	26,104	2,299,501

		$11,345,725

Auto Components — 0.3%
Aptiv PLC	25,494	$2,421,165
Autoliv, Inc.	8,426	711,239
BorgWarner, Inc.	23,875	1,035,698
Gentex Corp.	28,406	823,206
Lear Corp.(2)	5,957	817,300

		$5,808,608

Automobiles — 0.5%
Ford Motor Co.	398,536	$3,706,385
Harley-Davidson, Inc.(2)	13,937	518,317
Tesla, Inc.(1)	13,915	5,821,062
Thor Industries, Inc.	4,819	358,003

		$10,403,767

Banks — 6.3%
Associated Banc-Corp.	11,694	$257,736
BancorpSouth Bank	6,512	204,542
Bank of America Corp.	779,152	27,441,733
Bank of Hawaii Corp.(2)	4,302	409,378
Bank OZK	19,480	594,237

Security	Shares	Value
BankUnited, Inc.	9,834	$359,531
BOK Financial Corp.	2,812	245,769
CenterState Bank Corp.	8,051	201,114
CIT Group, Inc.	8,792	401,179
Citigroup, Inc.	209,678	16,751,175
Citizens Financial Group, Inc.	44,798	1,819,247
Comerica, Inc.	15,563	1,116,645
Commerce Bancshares, Inc.	10,251	696,453
Community Bank System, Inc.	7,397	524,743
Cullen/Frost Bankers, Inc.	4,870	476,189
CVB Financial Corp.	8,553	184,574
East West Bancorp, Inc.	14,887	724,997
F.N.B. Corp.	37,284	473,507
Fifth Third Bancorp	72,043	2,214,602
First Citizens BancShares, Inc., Class A	592	315,068
First Financial Bankshares, Inc.	12,324	432,572
First Hawaiian, Inc.	14,479	417,719
First Horizon National Corp.	28,561	472,970
First Republic Bank	15,944	1,872,623
Glacier Bancorp, Inc.	7,847	360,883
Hancock Whitney Corp.	9,530	418,176
Home BancShares, Inc.	11,245	221,077
Huntington Bancshares, Inc.	98,820	1,490,206
IBERIABANK Corp.	6,035	451,599
Investors Bancorp, Inc.	19,723	235,000
JPMorgan Chase & Co.	260,690	36,340,186
KeyCorp	101,032	2,044,888
M&T Bank Corp.	14,948	2,537,423
Old National Bancorp	11,143	203,805
PacWest Bancorp	12,658	484,422
People’s United Financial, Inc.	58,693	991,912
Pinnacle Financial Partners, Inc.	9,033	578,112
PNC Financial Services Group, Inc. (The)	44,604	7,120,136
Popular, Inc.	8,844	519,585
Prosperity Bancshares, Inc.	12,409	892,083
Regions Financial Corp.	97,974	1,681,234
Signature Bank	6,217	849,304
Sterling Bancorp	16,872	355,662
SVB Financial Group(1)	5,077	1,274,530
Synovus Financial Corp.	16,695	654,444
Texas Capital Bancshares, Inc.(1)	8,799	499,519
Truist Financial Corp.	84,369	4,751,662
U.S. Bancorp	164,599	9,759,075
UMB Financial Corp.	4,561	313,067
Umpqua Holdings Corp.	15,457	273,589
United Bankshares, Inc.	13,413	518,547
Valley National Bancorp	33,233	380,518
Webster Financial Corp.	9,519	507,934
Western Alliance Bancorp	10,724	611,268
Wintrust Financial Corp.	5,082	360,314
Zions BanCorp NA	19,371	1,005,742

		$137,294,205

Security	Shares	Value
Beverages — 1.7%
Coca-Cola Co. (The)	349,931	$19,368,681
Coca-Cola Consolidated, Inc.	610	173,270
Keurig Dr Pepper, Inc.(2)	28,208	816,622
PepsiCo, Inc.	128,795	17,602,413

		$37,960,986

Biotechnology — 3.3%
AbbVie, Inc.	148,200	$13,121,628
ACADIA Pharmaceuticals, Inc.(1)(2)	11,365	486,195
Alexion Pharmaceuticals, Inc.(1)	25,805	2,790,811
Alkermes PLC(1)	18,104	369,322
Allogene Therapeutics, Inc.(1)(2)	6,714	174,430
Alnylam Pharmaceuticals, Inc.(1)(2)	13,137	1,512,988
Amgen, Inc.	58,341	14,064,265
Amicus Therapeutics, Inc.(1)	29,607	288,372
Biogen, Inc.(1)	20,556	6,099,582
BioMarin Pharmaceutical, Inc.(1)	21,891	1,850,884
Bluebird Bio, Inc.(1)(2)	6,542	574,060
Blueprint Medicines Corp.(1)(2)	4,297	344,233
Exact Sciences Corp.(1)(2)	17,513	1,619,602
Exelixis, Inc.(1)	31,336	552,140
FibroGen, Inc.(1)	7,104	304,690
Gilead Sciences, Inc.	144,021	9,358,484
Global Blood Therapeutics, Inc.(1)	6,749	536,478
Incyte Corp.(1)	21,206	1,851,708
Ionis Pharmaceuticals, Inc.(1)	16,092	972,118
Neurocrine Biosciences, Inc.(1)	10,736	1,154,013
Regeneron Pharmaceuticals, Inc.(1)	9,620	3,612,118
Sage Therapeutics, Inc.(1)(2)	6,197	447,361
Sarepta Therapeutics, Inc.(1)(2)	7,708	994,640
Seattle Genetics, Inc.(1)	13,095	1,496,235
Ultragenyx Pharmaceutical, Inc.(1)(2)	6,228	265,998
United Therapeutics Corp.(1)	5,771	508,310
Vertex Pharmaceuticals, Inc.(1)	29,273	6,409,323

		$71,759,988

Building Products — 0.5%
Allegion PLC	14,629	$1,821,896
Armstrong World Industries, Inc.	4,063	381,800
Fortune Brands Home & Security, Inc.	13,569	886,599
Johnson Controls International PLC	112,785	4,591,477
Masco Corp.	21,559	1,034,616
Owens Corning	24,756	1,612,111
Trex Co., Inc.(1)(2)	4,180	375,698

		$10,704,197

Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$449,885
Ameriprise Financial, Inc.	12,203	2,032,776
Ares Management Corp., Class A	6,671	238,088
Bank of New York Mellon Corp. (The)	99,018	4,983,576
BlackRock, Inc.	12,402	6,234,485
Cboe Global Markets, Inc.	13,153	1,578,360

Security	Shares	Value
Charles Schwab Corp. (The)	122,077	$5,805,982
CME Group, Inc.	36,833	7,393,120
E*Trade Financial Corp.	24,031	1,090,286
Evercore, Inc., Class A	4,026	300,984
FactSet Research Systems, Inc.(2)	3,232	867,146
Franklin Resources, Inc.	25,559	664,023
Goldman Sachs Group, Inc. (The)	35,001	8,047,780
Houlihan Lokey, Inc., Class A	3,696	180,624
Interactive Brokers Group, Inc., Class A(2)	5,841	272,307
Intercontinental Exchange, Inc.	57,163	5,290,436
Invesco, Ltd.	40,979	736,802
KKR & Co., Inc., Class A	52,470	1,530,550
Lazard, Ltd., Class A	13,216	528,111
Legg Mason, Inc.	11,212	402,623
LPL Financial Holdings, Inc.	7,905	729,236
MarketAxess Holdings, Inc.	3,802	1,441,376
Moody’s Corp.	15,920	3,779,567
Morgan Stanley	126,345	6,458,756
Morningstar, Inc.	1,667	252,234
MSCI, Inc.	7,539	1,946,419
Nasdaq, Inc.	12,690	1,359,099
Northern Trust Corp.	20,392	2,166,446
Raymond James Financial, Inc.	13,162	1,177,473
S&P Global, Inc.	22,444	6,128,334
SEI Investments Co.	12,840	840,763
State Street Corp.	39,677	3,138,451
Stifel Financial Corp.	6,656	403,686
T. Rowe Price Group, Inc.	22,364	2,724,830
TD Ameritrade Holding Corp.	26,111	1,297,717
Virtu Financial, Inc., Class A(2)	8,078	129,167

		$82,601,498

Chemicals — 1.9%
Air Products and Chemicals, Inc.	31,011	$7,287,275
Ashland Global Holdings, Inc.	9,807	750,530
Axalta Coating Systems, Ltd.(1)	34,588	1,051,475
Celanese Corp.	18,204	2,241,276
Eastman Chemical Co.	21,182	1,678,885
Ecolab, Inc.	35,647	6,879,515
FMC Corp.	18,967	1,893,286
Ingevity Corp.(1)	6,926	605,194
International Flavors & Fragrances, Inc.(2)	15,745	2,031,420
LyondellBasell Industries NV, Class A	38,734	3,659,588
Mosaic Co. (The)	46,470	1,005,611
PPG Industries, Inc.	36,280	4,843,017
Sensient Technologies Corp.	4,746	313,663
Sherwin-Williams Co. (The)	11,895	6,941,208
WR Grace & Co.	8,648	604,063

		$41,786,006

Commercial Services & Supplies — 0.8%
ADT, Inc.(2)	26,799	$212,516
Cintas Corp.	7,597	2,044,201
Copart, Inc.(1)	16,127	1,466,589

Security	Shares	Value
IAA, Inc.(1)	11,682	$549,755
KAR Auction Services, Inc.(2)	11,506	250,716
MSA Safety, Inc.	5,497	694,601
Republic Services, Inc.	41,878	3,753,525
Tetra Tech, Inc.	9,993	860,997
UniFirst Corp.	1,093	220,764
Waste Management, Inc.	60,969	6,948,027

		$17,001,691

Communications Equipment — 1.2%
Arista Networks, Inc.(1)	5,042	$1,025,543
Ciena Corp.(1)	16,851	719,369
Cisco Systems, Inc.	386,154	18,519,946
CommScope Holding Co., Inc.(1)	15,668	222,329
EchoStar Corp., Class A(1)	4,037	174,842
F5 Networks, Inc.(1)	4,804	670,879
Juniper Networks, Inc.	35,129	865,227
Lumentum Holdings, Inc.(1)	6,465	512,675
Motorola Solutions, Inc.	16,353	2,635,122
ViaSat, Inc.(1)	5,469	400,303
Viavi Solutions, Inc.(1)	13,498	202,470

		$25,948,705

Construction & Engineering — 0.1%
EMCOR Group, Inc.	10,517	$907,617
MasTec, Inc.(1)	10,852	696,264
Quanta Services, Inc.	25,764	1,048,853

		$2,652,734

Consumer Finance — 1.0%
Ally Financial, Inc.	38,176	$1,166,659
American Express Co.	73,244	9,118,146
Capital One Financial Corp.	47,012	4,838,005
Credit Acceptance Corp.(1)(2)	1,434	634,301
Discover Financial Services	33,428	2,835,363
FirstCash, Inc.	4,396	354,449
OneMain Holdings, Inc.	7,356	310,055
SLM Corp.	36,212	322,649
Synchrony Financial	64,761	2,332,044

		$21,911,671

Containers & Packaging — 0.6%
AptarGroup, Inc.	10,511	$1,215,282
Ardagh Group S.A.	10,968	214,754
Avery Dennison Corp.	13,679	1,789,487
Ball Corp.	50,658	3,276,053
Berry Global Group, Inc.(1)	23,161	1,099,916
Crown Holdings, Inc.(1)	21,320	1,546,553
Packaging Corp. of America	13,060	1,462,589
Silgan Holdings, Inc.	7,141	221,942
Sonoco Products Co.	17,113	1,056,214
WestRock Co.	39,077	1,676,794

		$13,559,584

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	12,174	$1,293,244
LKQ Corp.(1)	21,897	781,723
Pool Corp.	3,778	802,372

		$2,877,339

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	6,742	$1,013,255
Chegg, Inc.(1)	9,213	349,265
frontdoor, Inc.(1)	7,418	351,761
Graham Holdings Co., Class B	360	230,036
Grand Canyon Education, Inc.(1)	4,376	419,177
H&R Block, Inc.(2)	16,968	398,409
Laureate Education, Inc., Class A(1)	11,854	208,749
Service Corp. International	18,074	831,946
ServiceMaster Global Holdings, Inc.(1)	15,248	589,488
Strategic Education, Inc.	1,152	183,053

		$4,575,139

Diversified Financial Services — 0.1%
Jefferies Financial Group, Inc.	22,933	$490,078
Voya Financial, Inc.	14,284	871,039

		$1,361,117

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	638,744	$24,962,116
CenturyLink, Inc.	90,097	1,190,181
GCI Liberty, Inc., Class A(1)	9,494	672,650
Iridium Communications, Inc.(1)	7,792	191,995
Verizon Communications, Inc.	366,268	22,488,855
Vonage Holdings Corp.(1)	16,186	119,938
Zayo Group Holdings, Inc.(1)	18,603	644,594

		$50,270,329

Electric Utilities — 1.2%
Alliant Energy Corp.	45,384	$2,483,412
Avangrid, Inc.	10,097	516,563
Eversource Energy	59,961	5,100,882
NextEra Energy, Inc.	51,275	12,416,754
Portland General Electric Co.	16,997	948,263
Xcel Energy, Inc.	88,956	5,647,816

		$27,113,690

Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,339	$874,782
AMETEK, Inc.	35,387	3,529,499
Eaton Corp. PLC	63,233	5,989,430
Emerson Electric Co.	90,614	6,910,224
Generac Holdings, Inc.(1)	10,022	1,008,113
GrafTech International, Ltd.(2)	16,166	187,849
Hubbell, Inc.	8,338	1,232,523
nVent Electric PLC	26,394	675,158
Regal Beloit Corp.	8,124	695,496
Rockwell Automation, Inc.	17,594	3,565,776

		$24,668,850

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	45,613	$4,936,695
Arrow Electronics, Inc.(1)	6,901	584,791
Avnet, Inc.	7,362	312,443
CDW Corp.	13,425	1,917,627
Corning, Inc.	66,494	1,935,640
Dolby Laboratories, Inc., Class A	4,229	290,955
FLIR Systems, Inc.	12,533	652,593
IPG Photonics Corp.(1)	3,804	551,276
Jabil, Inc.	15,935	658,594
Keysight Technologies, Inc.(1)	28,640	2,939,323
National Instruments Corp.	12,111	512,780
Novanta, Inc.(1)	4,451	393,646
SYNNEX Corp.	3,656	470,893
Tech Data Corp.(1)	2,537	364,313
Trimble, Inc.(1)	39,732	1,656,427
Zebra Technologies Corp., Class A(1)	4,426	1,130,578

		$19,308,574

Energy Equipment & Services — 0.3%
Baker Hughes Co.	149,325	$3,827,200
National Oilwell Varco, Inc.	88,783	2,224,014

		$6,051,214

Entertainment — 2.2%
Activision Blizzard, Inc.	69,029	$4,101,703
Cinemark Holdings, Inc.(2)	11,916	403,357
Electronic Arts, Inc.(1)	26,616	2,861,486
Liberty Formula One, Series A(1)	3,959	173,325
Lions Gate Entertainment Corp., Class A(1)	21,949	233,976
Live Nation Entertainment, Inc.(1)	12,666	905,239
Madison Square Garden Co. (The), Class A(1)	1,503	442,168
Netflix, Inc.(1)	38,928	12,595,933
Roku, Inc.(1)(2)	7,504	1,004,786
Take-Two Interactive Software, Inc.(1)	11,565	1,415,903
Walt Disney Co. (The)	156,725	22,667,137
World Wrestling Entertainment, Inc., Class A(2)	4,389	284,714
Zynga, Inc., Class A(1)	67,168	411,068

		$47,500,795

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.(1)(2)	7,691	$174,893
Casey’s General Stores, Inc.	5,086	808,623
Costco Wholesale Corp.	36,977	10,868,280
Kroger Co. (The)	101,018	2,928,512
Performance Food Group Co.(1)	13,397	689,678
Sysco Corp.	64,372	5,506,381
US Foods Holding Corp.(1)	29,592	1,239,609
Walgreens Boots Alliance, Inc.	87,201	5,141,371
Walmart, Inc.	118,324	14,061,624

		$41,418,971

Security	Shares	Value
Food Products — 1.7%
Bunge, Ltd.	19,435	$1,118,484
Campbell Soup Co.(2)	19,495	963,443
Conagra Brands, Inc.	59,779	2,046,833
Darling Ingredients, Inc.(1)	14,274	400,814
Flowers Foods, Inc.	21,301	463,084
General Mills, Inc.	74,526	3,991,613
Hershey Co. (The)	18,792	2,762,048
Hormel Foods Corp.(2)	32,622	1,471,578
Ingredion, Inc.	7,283	676,955
J&J Snack Foods Corp.	2,391	440,590
JM Smucker Co. (The)	14,447	1,504,366
Kellogg Co.	33,327	2,304,895
Kraft Heinz Co. (The)	79,862	2,565,966
Lamb Weston Holdings, Inc.	17,875	1,537,786
Lancaster Colony Corp.	2,069	331,247
McCormick & Co., Inc.	17,947	3,046,144
Mondelez International, Inc., Class A	171,416	9,441,593
Post Holdings, Inc.(1)	8,789	958,880
TreeHouse Foods, Inc.(1)	6,207	301,040

		$36,327,359

Gas Utilities — 0.3%
Atmos Energy Corp.	22,073	$2,469,086
New Jersey Resources Corp.	18,146	808,767
ONE Gas, Inc.	10,327	966,297
Southwest Gas Holdings, Inc.	10,650	809,081
Spire, Inc.	8,720	726,463
UGI Corp.	37,047	1,673,043

		$7,452,737

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	169,109	$14,688,808
ABIOMED, Inc.(1)	5,448	929,374
Align Technology, Inc.(1)	8,206	2,289,802
Baxter International, Inc.	60,177	5,032,001
Becton, Dickinson and Co.	30,927	8,411,216
Boston Scientific Corp.(1)	157,368	7,116,181
Cantel Medical Corp.(2)	4,075	288,918
Cooper Cos., Inc. (The)	6,084	1,954,728
Danaher Corp.	70,036	10,749,125
DENTSPLY SIRONA, Inc.	26,055	1,474,452
DexCom, Inc.(1)	9,971	2,181,057
Edwards Lifesciences Corp.(1)	24,529	5,722,370
Globus Medical, Inc., Class A(1)	7,568	445,604
Haemonetics Corp.(1)	6,800	781,320
Hill-Rom Holdings, Inc.	8,729	991,003
Hologic, Inc.(1)	30,605	1,597,887
ICU Medical, Inc.(1)	1,563	292,469
IDEXX Laboratories, Inc.(1)	9,223	2,408,402
Insulet Corp.(1)	7,106	1,216,547
Integra LifeSciences Holdings Corp.(1)	6,514	379,636
Intuitive Surgical, Inc.(1)	12,841	7,590,957
Masimo Corp.(1)	5,720	904,103

Security	Shares	Value
Merit Medical Systems, Inc.(1)	4,384	$136,868
Neogen Corp.(1)	5,659	369,306
Novocure, Ltd.(1)	8,789	740,649
NuVasive, Inc.(1)	5,628	435,270
Penumbra, Inc.(1)(2)	3,195	524,843
ResMed, Inc.	16,917	2,621,628
STERIS PLC	11,154	1,700,093
Tandem Diabetes Care, Inc.(1)(2)	6,298	375,424
Teleflex, Inc.	5,117	1,926,243
Varian Medical Systems, Inc.(1)	9,174	1,302,800
West Pharmaceutical Services, Inc.	8,261	1,241,876

		$88,820,960

Health Care Providers & Services — 2.1%
Amedisys, Inc.(1)	2,901	$484,235
Anthem, Inc.	28,641	8,650,441
Centene Corp.(1)	45,863	2,883,407
Chemed Corp.	2,074	911,025
Covetrus, Inc.(1)(2)	10,663	140,752
CVS Health Corp.	142,645	10,597,097
DaVita, Inc.(1)	16,233	1,217,962
Encompass Health Corp.	11,306	783,167
Ensign Group, Inc. (The)	4,254	193,004
Guardant Health, Inc.(1)	3,864	301,933
HCA Healthcare, Inc.	30,499	4,508,057
HealthEquity, Inc.(1)	7,056	522,638
Henry Schein, Inc.(1)	15,409	1,028,088
Humana, Inc.	14,775	5,415,333
Laboratory Corp. of America Holdings(1)	10,806	1,828,051
LHC Group, Inc.(1)	3,446	474,721
Molina Healthcare, Inc.(1)	6,700	909,123
Premier, Inc., Class A(1)	10,424	394,861
Quest Diagnostics, Inc.	15,750	1,681,942
WellCare Health Plans, Inc.(1)	6,055	1,999,422

		$44,925,259

Health Care Technology — 0.2%
Cerner Corp.	27,231	$1,998,483
Omnicell, Inc.(1)	2,768	226,201
Teladoc Health, Inc.(1)(2)	7,556	632,589
Veeva Systems, Inc., Class A(1)	11,817	1,662,179

		$4,519,452

Hotels, Restaurants & Leisure — 1.8%
Aramark	32,018	$1,389,581
Chipotle Mexican Grill, Inc.(1)	3,580	2,996,854
Choice Hotels International, Inc.(2)	4,491	464,504
Cracker Barrel Old Country Store, Inc.(2)	2,829	434,931
Darden Restaurants, Inc.	14,666	1,598,741
Domino’s Pizza, Inc.	5,080	1,492,403
Dunkin’ Brands Group, Inc.	9,191	694,288
Extended Stay America, Inc.	10,727	159,403
Hilton Worldwide Holdings, Inc.	25,775	2,858,705
Hyatt Hotels Corp., Class A	3,935	353,009

Security	Shares	Value
Marriott International, Inc., Class A	26,473	$4,008,806
Marriott Vacations Worldwide Corp.	3,026	389,628
Planet Fitness, Inc., Class A(1)	7,853	586,462
Royal Caribbean Cruises, Ltd.	16,436	2,194,370
Six Flags Entertainment Corp.	8,945	403,509
Starbucks Corp.	123,369	10,846,603
Texas Roadhouse, Inc.	7,578	426,793
Vail Resorts, Inc.	3,822	916,630
Wendy’s Co. (The)	30,435	675,961
Wyndham Destinations, Inc.	9,867	510,025
Wyndham Hotels & Resorts, Inc.	8,011	503,171
Yum China Holdings, Inc.	43,020	2,065,390
Yum! Brands, Inc.	38,353	3,863,298

		$39,833,065

Household Durables — 0.2%
Helen of Troy, Ltd.(1)	1,337	$240,379
Leggett & Platt, Inc.(2)	10,819	549,930
Mohawk Industries, Inc.(1)	4,997	681,491
Newell Brands, Inc.	30,891	593,725
NVR, Inc.(1)	610	2,323,130
Tempur Sealy International, Inc.(1)	2,504	217,998
Whirlpool Corp.(2)	5,757	849,330

		$5,455,983

Household Products — 1.8%
Church & Dwight Co., Inc.	22,366	$1,573,224
Clorox Co. (The)	11,538	1,771,545
Colgate-Palmolive Co.	71,394	4,914,763
Energizer Holdings, Inc.(2)	4,550	228,501
Kimberly-Clark Corp.	28,119	3,867,768
Procter & Gamble Co. (The)	211,325	26,394,493

		$38,750,294

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	122,636	$2,440,456
Clearway Energy, Inc., Class C	13,141	262,163
Ormat Technologies, Inc.	7,630	568,588
TerraForm Power, Inc., Class A	36,108	555,702

		$3,826,909

Industrial Conglomerates — 0.8%
3M Co.	61,783	$10,899,757
Carlisle Cos., Inc.	12,256	1,983,511
Roper Technologies, Inc.	15,394	5,453,017

		$18,336,285

Insurance — 3.0%
Aflac, Inc.	75,006	$3,967,817
Alleghany Corp.(1)	1,516	1,212,148
Allstate Corp. (The)	33,744	3,794,513
American Financial Group, Inc.	7,562	829,173
American International Group, Inc.	93,637	4,806,387
American National Insurance Co.	964	113,444

Security	Shares	Value
Arch Capital Group, Ltd.(1)	40,682	$1,744,851
Arthur J. Gallagher & Co.	17,293	1,646,812
Assurant, Inc.	6,385	836,946
Assured Guaranty, Ltd.	8,004	392,356
Athene Holding, Ltd. Class A(1)	13,907	654,046
Axis Capital Holdings, Ltd.	7,432	441,758
Brighthouse Financial, Inc.(1)	10,755	421,919
Brown & Brown, Inc.	22,047	870,416
Cincinnati Financial Corp.	16,059	1,688,604
Enstar Group, Ltd.(1)	2,225	460,264
Equitable Holdings, Inc.	52,724	1,306,501
Erie Indemnity Co., Class A(2)	2,468	409,688
Everest Re Group, Ltd.	4,221	1,168,542
Fidelity National Financial, Inc.	30,350	1,376,372
First American Financial Corp.	13,557	790,644
Globe Life, Inc.	9,501	999,980
Hanover Insurance Group, Inc. (The)	4,418	603,808
Hartford Financial Services Group, Inc. (The)	35,626	2,164,992
Kemper Corp.	6,395	495,613
Lincoln National Corp.	18,744	1,106,083
Marsh & McLennan Cos., Inc.	47,213	5,260,000
Mercury General Corp.	2,997	146,044
MetLife, Inc.	82,088	4,184,025
Old Republic International Corp.	31,697	709,062
Primerica, Inc.	4,092	534,252
Principal Financial Group, Inc.	28,305	1,556,775
Progressive Corp. (The)	60,669	4,391,829
Prudential Financial, Inc.	44,033	4,127,653
Reinsurance Group of America, Inc.	6,483	1,057,118
RenaissanceRe Holdings, Ltd.	4,135	810,543
RLI Corp.	4,743	426,965
Selective Insurance Group, Inc.	4,278	278,883
Travelers Cos., Inc. (The)	27,058	3,705,593
Unum Group	20,603	600,783
White Mountains Insurance Group, Ltd.	279	311,227
Willis Towers Watson PLC	12,489	2,522,029

		$64,926,458

Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	47,871	$64,117,939
ANGI Homeservices, Inc., Class A(1)(2)	32,135	272,183
Cargurus, Inc.(1)(2)	4,970	174,845
IAC/InterActiveCorp(1)	8,079	2,012,560
Match Group, Inc.(1)(2)	4,584	376,392
TripAdvisor, Inc.	7,427	225,632
Twitter, Inc.(1)	67,431	2,161,163

		$69,340,714

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	35,088	$64,837,010
Booking Holdings, Inc.(1)	3,853	7,913,022
eBay, Inc.	68,036	2,456,780
Etsy, Inc.(1)	10,195	451,638

Security	Shares	Value
Expedia Group, Inc.	12,212	$1,320,606
GrubHub, Inc.(1)(2)	8,404	408,770
Qurate Retail, Inc., Series A(1)	38,923	328,121
Wayfair, Inc., Class A(1)(2)	5,125	463,146

		$78,179,093

IT Services — 6.1%
Accenture PLC, Class A	57,300	$12,065,661
Akamai Technologies, Inc.(1)	13,942	1,204,310
Alliance Data Systems Corp.	4,657	522,515
Amdocs, Ltd.	11,580	835,960
Automatic Data Processing, Inc.	40,112	6,839,096
Black Knight, Inc.(1)	12,081	778,983
Booz Allen Hamilton Holding Corp., Class A	13,690	973,770
Broadridge Financial Solutions, Inc.	11,642	1,438,253
Cognizant Technology Solutions Corp., Class A	48,240	2,991,845
CoreLogic, Inc.	8,647	377,960
DXC Technology Co.	22,759	855,511
EPAM Systems, Inc.(1)	5,763	1,222,678
Fidelity National Information Services, Inc.	55,359	7,699,883
Fiserv, Inc.(1)	51,491	5,953,904
Gartner, Inc.(1)	9,201	1,417,874
Genpact, Ltd.	19,555	824,634
GoDaddy, Inc., Class A(1)	15,270	1,037,138
International Business Machines Corp.	81,133	10,875,067
Jack Henry & Associates, Inc.	6,808	991,721
LiveRamp Holdings, Inc.(1)	4,575	219,920
MasterCard, Inc., Class A	78,292	23,377,208
MAXIMUS, Inc.	4,457	331,556
MongoDB, Inc.(1)(2)	4,545	598,168
Okta, Inc.(1)	9,467	1,092,208
Paychex, Inc.	29,211	2,484,688
PayPal Holdings, Inc.(1)	114,756	12,413,157
Perspecta, Inc.	9,040	239,018
Sabre Corp.	30,357	681,211
Science Applications International Corp.	5,196	452,156
Square, Inc., Class A(1)	31,957	1,999,230
Twilio, Inc., Class A(1)(2)	13,072	1,284,716
VeriSign, Inc.(1)	9,281	1,788,263
Visa, Inc., Class A	146,962	27,614,160
WEX, Inc.(1)	4,249	889,996

		$134,372,418

Leisure Products — 0.1%
Brunswick Corp.	10,100	$605,798
Hasbro, Inc.	9,420	994,846
Mattel, Inc.(1)	27,163	368,059

		$1,968,703

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	35,555	$3,033,197
Bio-Rad Laboratories, Inc., Class A(1)	2,432	899,913
Bio-Techne Corp.	4,129	906,357
Bruker Corp.	11,873	605,167

Security	Shares	Value
Charles River Laboratories International, Inc.(1)	5,121	$782,284
Illumina, Inc.(1)	16,273	5,398,405
IQVIA Holdings, Inc.(1)	21,675	3,349,004
Mettler-Toledo International, Inc.(1)	2,716	2,154,548
PerkinElmer, Inc.	13,328	1,294,149
PRA Health Sciences, Inc.(1)	5,992	666,011
Repligen Corp.(1)	5,086	470,455
Syneos Health, Inc.(1)	6,861	408,058
Thermo Fisher Scientific, Inc.	40,822	13,261,843
Waters Corp.(1)	7,002	1,636,017

		$34,865,408

Machinery — 3.7%
AGCO Corp.	11,069	$855,080
Allison Transmission Holdings, Inc.	20,806	1,005,346
Caterpillar, Inc.	62,856	9,282,574
CNH Industrial NV	139,818	1,537,998
Colfax Corp.(1)	17,074	621,152
Crane Co.	9,033	780,271
Cummins, Inc.	23,924	4,281,439
Deere & Co.	43,354	7,511,514
Donaldson Co., Inc.	19,512	1,124,281
Dover Corp.	22,497	2,593,004
Flowserve Corp.	20,010	995,898
Fortive Corp.	46,198	3,529,065
Gardner Denver Holdings, Inc.(1)	23,835	874,268
Gates Industrial Corp. PLC(1)(2)	17,405	239,493
Graco, Inc.	26,487	1,377,324
IDEX Corp.	12,113	2,083,436
Illinois Tool Works, Inc.	42,502	7,634,634
Ingersoll-Rand PLC	37,076	4,928,142
ITT, Inc.	15,105	1,116,411
John Bean Technologies Corp.	3,989	449,401
Lincoln Electric Holdings, Inc.	9,624	930,930
Middleby Corp. (The)(1)	9,329	1,021,712
Navistar International Corp.(1)	11,202	324,186
Nordson Corp.	7,477	1,217,555
Oshkosh Corp.	10,420	986,253
PACCAR, Inc.	51,072	4,039,795
Parker-Hannifin Corp.	19,760	4,067,003
Pentair PLC	26,291	1,205,968
RBC Bearings, Inc.(1)	3,034	480,404
Rexnord Corp.(1)	19,358	631,458
Snap-on, Inc.	5,065	858,011
Stanley Black & Decker, Inc.	23,649	3,919,585
Timken Co. (The)	10,539	593,451
Toro Co. (The)	18,370	1,463,538
WABCO Holdings, Inc.(1)	8,427	1,141,858
Watts Water Technologies, Inc., Class A	4,503	449,219
Westinghouse Air Brake Technologies Corp.(2)	25,402	1,976,276
Woodward, Inc.	10,294	1,219,221
Xylem, Inc.	27,786	2,189,259

		$81,536,413

Security	Shares	Value
Media — 1.7%
Altice USA, Inc., Class A(1)	32,985	$901,810
AMC Networks, Inc., Class A(1)	4,417	174,471
Cable One, Inc.	449	668,323
Charter Communications, Inc., Class A(1)	14,632	7,097,691
Comcast Corp., Class A	414,310	18,631,521
Discovery, Inc., Class A(1)(2)	42,746	1,399,504
DISH Network Corp., Class A(1)	21,025	745,757
Interpublic Group of Cos., Inc. (The)	39,028	901,547
Liberty Broadband Corp., Class A(1)	11,958	1,489,488
Liberty Latin America, Ltd., Class C(1)	10,358	201,567
New York Times Co. (The), Class A(2)	11,362	365,515
Nexstar Media Group, Inc., Class A	3,511	411,665
Omnicom Group, Inc.(2)	19,330	1,566,117
Sinclair Broadcast Group, Inc., Class A	4,782	159,432
Sirius XM Holdings, Inc.(2)	148,536	1,062,032
TEGNA, Inc.	16,393	273,599
ViacomCBS, Inc., Class B	31,840	1,336,325

		$37,386,364

Metals & Mining — 0.3%
Nucor Corp.	72,079	$4,056,606
Reliance Steel & Aluminum Co.	14,107	1,689,455
Steel Dynamics, Inc.	41,656	1,417,970

		$7,164,031

Multi-Utilities — 1.0%
Ameren Corp.	45,772	$3,515,289
CenterPoint Energy, Inc.	92,823	2,531,283
CMS Energy Corp.	56,649	3,559,823
Consolidated Edison, Inc.	60,393	5,463,755
Sempra Energy	43,587	6,602,559

		$21,672,709

Multiline Retail — 0.5%
Dollar General Corp.	21,593	$3,368,076
Kohl’s Corp.	13,802	703,212
Macy’s, Inc.(2)	28,142	478,414
Nordstrom, Inc.	10,531	431,034
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	6,247	407,992
Target Corp.	43,993	5,640,342

		$11,029,070

Personal Products — 0.2%
Coty, Inc., Class A	19,901	$223,886
Estee Lauder Cos., Inc. (The), Class A	19,573	4,042,608

		$4,266,494

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	232,773	$14,941,699
Catalent, Inc.(1)	17,091	962,223
Elanco Animal Health, Inc.(1)	39,404	1,160,448
Eli Lilly & Co.	90,445	11,887,186
Horizon Therapeutics PLC(1)	21,295	770,879

Security	Shares	Value
Jazz Pharmaceuticals PLC(1)	5,771	$861,495
Merck & Co., Inc.	228,154	20,750,606
Nektar Therapeutics(1)(2)	20,027	432,283
Perrigo Co. PLC	14,795	764,310
Pfizer, Inc.	503,206	19,715,611
Zoetis, Inc.	54,291	7,185,414

		$79,432,154

Professional Services — 0.6%
CoStar Group, Inc.(1)	3,526	$2,109,606
Exponent, Inc.	4,320	298,123
FTI Consulting, Inc.(1)	2,673	295,794
IHS Markit, Ltd.(1)	39,207	2,954,247
Insperity, Inc.	4,680	402,667
ManpowerGroup, Inc.	5,287	513,368
Nielsen Holdings PLC	34,224	694,747
Robert Half International, Inc.	11,371	718,079
TransUnion	19,878	1,701,756
TriNet Group, Inc.(1)	3,026	171,302
Verisk Analytics, Inc.	15,953	2,382,421

		$12,242,110

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	63,053	$3,864,519
Jones Lang LaSalle, Inc.	9,824	1,710,260

		$5,574,779

Road & Rail — 1.1%
AMERCO	974	$366,049
J.B. Hunt Transport Services, Inc.	8,786	1,026,029
Kansas City Southern	10,176	1,558,556
Knight-Swift Transportation Holdings, Inc.	14,062	503,982
Landstar System, Inc.	5,012	570,717
Norfolk Southern Corp.	26,247	5,095,330
Old Dominion Freight Line, Inc.	6,953	1,319,540
Schneider National, Inc., Class B	6,631	144,688
Union Pacific Corp.	69,795	12,618,238

		$23,203,129

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(1)	95,468	$4,378,163
Analog Devices, Inc.	33,339	3,962,007
Applied Materials, Inc.	84,626	5,165,571
Broadcom, Inc.	35,070	11,082,821
Cabot Microelectronics Corp.	3,217	464,277
Cree, Inc.(1)	8,589	396,382
Cypress Semiconductor Corp.	30,257	705,896
Entegris, Inc.	9,992	500,499
First Solar, Inc.(1)(2)	6,205	347,232
Intel Corp.	385,259	23,057,751
KLA Corp.	14,560	2,594,155
Lam Research Corp.	13,728	4,014,067
Marvell Technology Group, Ltd.	57,317	1,522,340
Maxim Integrated Products, Inc.	23,299	1,433,122

Security	Shares	Value
Microchip Technology, Inc.(2)	22,493	$2,355,467
Micron Technology, Inc.(1)	102,747	5,525,734
MKS Instruments, Inc.	7,060	776,671
Monolithic Power Systems, Inc.	3,813	678,790
NVIDIA Corp.	53,882	12,678,435
ON Semiconductor Corp.(1)	34,257	835,186
Qorvo, Inc.(1)	9,606	1,116,505
Silicon Laboratories, Inc.(1)	4,605	534,088
Skyworks Solutions, Inc.	16,257	1,965,146
Teradyne, Inc.	24,927	1,699,772
Texas Instruments, Inc.	86,284	11,069,374
Universal Display Corp.	4,569	941,534
Xilinx, Inc.	22,847	2,233,751

		$102,034,736

Software — 8.5%
ACI Worldwide, Inc.(1)	9,237	$349,944
Adobe, Inc.(1)	43,702	14,413,357
Alteryx, Inc., Class A(1)(2)	5,174	517,762
Anaplan, Inc.(1)	7,774	407,358
ANSYS, Inc.(1)	8,361	2,152,205
Appfolio, Inc., Class A(1)(2)	1,712	188,234
Aspen Technology, Inc.(1)	5,924	716,389
Autodesk, Inc.(1)	19,058	3,496,381
Avalara, Inc.(1)	4,530	331,823
Blackbaud, Inc.	3,029	241,108
Blackline, Inc.(1)	3,421	176,387
Cadence Design Systems, Inc.(1)	26,608	1,845,531
CDK Global, Inc.	12,284	671,689
Ceridian HCM Holding, Inc.(1)(2)	8,787	596,462
Citrix Systems, Inc.	13,015	1,443,363
Cornerstone OnDemand, Inc.(1)	3,179	186,130
Coupa Software, Inc.(1)(2)	6,238	912,307
DocuSign, Inc.(1)	13,043	966,617
Dropbox, Inc., Class A(1)	14,917	267,163
Elastic NV(1)	2,364	152,005
Envestnet, Inc.(1)	2,639	183,754
Fair Isaac Corp.(1)	2,809	1,052,476
FireEye, Inc.(1)	16,363	270,480
Five9, Inc.(1)	6,126	401,743
Fortinet, Inc.(1)	12,744	1,360,549
Guidewire Software, Inc.(1)	7,502	823,495
HubSpot, Inc.(1)	4,734	750,339
Intuit, Inc.	22,474	5,886,615
j2 Global, Inc.	2,902	271,946
LogMeIn, Inc.	4,385	375,970
Manhattan Associates, Inc.(1)	4,472	356,642
Microsoft Corp.	591,923	93,346,257
New Relic, Inc.(1)	3,504	230,248
NortonLifeLock, Inc.	53,220	1,358,174
Nuance Communications, Inc.(1)	22,461	400,480
Nutanix, Inc., Class A(1)	16,036	501,285
Oracle Corp.	199,302	10,559,020
Palo Alto Networks, Inc.(1)	7,867	1,819,244

Security	Shares	Value
Paycom Software, Inc.(1)	4,360	$1,154,354
Paylocity Holding Corp.(1)	2,429	293,472
Pegasystems, Inc.	2,109	167,982
Pluralsight, Inc., Class A(1)(2)	7,011	120,659
Proofpoint, Inc.(1)	4,752	545,435
PTC, Inc.(1)	9,542	714,600
Q2 Holdings, Inc.(1)(2)	4,967	402,724
Qualys, Inc.(1)	2,286	190,584
RealPage, Inc.(1)	6,906	371,197
RingCentral, Inc., Class A(1)	6,882	1,160,787
salesforce.com, Inc.(1)	77,057	12,532,550
ServiceNow, Inc.(1)	17,680	4,991,418
Smartsheet, Inc., Class A(1)	10,481	470,807
SolarWinds Corp.(1)(2)	9,749	180,844
Splunk, Inc.(1)	13,561	2,031,031
SS&C Technologies Holdings, Inc.	17,509	1,075,053
Synopsys, Inc.(1)	14,754	2,053,757
Teradata Corp.(1)	8,463	226,555
Trade Desk, Inc. (The), Class A(1)(2)	3,445	894,942
Tyler Technologies, Inc.(1)	3,418	1,025,468
Verint Systems, Inc.(1)	7,164	396,599
VMware, Inc., Class A(1)(2)	6,507	987,698
Workday, Inc., Class A(1)	15,851	2,606,697
Zendesk, Inc.(1)	9,745	746,759
Zscaler, Inc.(1)(2)	9,122	424,173

		$185,747,077

Specialty Retail — 2.5%
Aaron’s, Inc.	5,917	$337,920
Advance Auto Parts, Inc.	5,530	885,685
American Eagle Outfitters, Inc.	11,161	164,067
AutoNation, Inc.(1)	4,233	205,851
AutoZone, Inc.(1)	2,062	2,456,481
Best Buy Co., Inc.	18,274	1,604,457
Burlington Stores, Inc.(1)	5,663	1,291,334
CarMax, Inc.(1)	14,240	1,248,421
Dick’s Sporting Goods, Inc.(2)	8,261	408,837
Five Below, Inc.(1)	4,724	604,011
Floor & Decor Holdings, Inc., Class A(1)	4,638	235,657
Foot Locker, Inc.	9,575	373,329
Gap, Inc. (The)	16,734	295,857
Home Depot, Inc. (The)	92,148	20,123,280
L Brands, Inc.	17,311	313,675
Lowe’s Cos., Inc.	64,711	7,749,789
O’Reilly Automotive, Inc.(1)	6,289	2,756,217
Penske Automotive Group, Inc.	4,934	247,785
Ross Stores, Inc.	30,094	3,503,543
Tiffany & Co.	8,974	1,199,375
TJX Cos., Inc. (The)	104,013	6,351,034
Tractor Supply Co.	10,995	1,027,373
Ulta Beauty, Inc.(1)	4,940	1,250,512
Williams-Sonoma, Inc.(2)	7,909	580,837

		$55,215,327

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	348,996	$102,482,675
Dell Technologies, Class C(1)	20,519	1,054,471
Hewlett Packard Enterprise Co.	113,016	1,792,434
HP, Inc.	130,619	2,684,220
NCR Corp.(1)	10,633	373,856
NetApp, Inc.	19,070	1,187,108
Pure Storage, Inc., Class A(1)	16,198	277,148
Seagate Technology PLC	23,612	1,404,914
Western Digital Corp.	27,647	1,754,755
Xerox Holdings Corp.	19,442	716,827

		$113,728,408

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings, Ltd.(1)	13,085	$499,193
Carter’s, Inc.	4,899	535,657
Columbia Sportswear Co.	2,163	216,711
Deckers Outdoor Corp.(1)	2,041	344,643
Hanesbrands, Inc.	29,803	442,574
lululemon Athletica, Inc.(1)	9,975	2,310,908
NIKE, Inc., Class B	83,403	8,449,558
PVH Corp.	5,664	595,570
Ralph Lauren Corp., Class A	4,242	497,247
Skechers U.S.A., Inc., Class A(1)	10,572	456,605
Tapestry, Inc.	21,261	573,409
Under Armour, Inc., Class A(1)(2)	30,460	657,936
VF Corp.	27,162	2,706,965

		$18,286,976

Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	10,766	$559,724
LendingTree, Inc.(1)(2)	587	178,119
MGIC Investment Corp.	26,159	370,673
New York Community Bancorp, Inc.	45,259	544,013
Radian Group, Inc.	17,030	428,475
TFS Financial Corp.	9,601	188,948

		$2,269,952

Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,387	$826,230
Fastenal Co.	44,216	1,633,781
HD Supply Holdings, Inc.(1)	29,300	1,178,446
MSC Industrial Direct Co., Inc., Class A	7,733	606,809
United Rentals, Inc.(1)	10,679	1,780,937
Univar Solutions, Inc.(1)	22,702	550,296
W.W. Grainger, Inc.	3,590	1,215,287

		$7,791,786

Transportation Infrastructure — 0.0%(3)
Macquarie Infrastructure Corp.	6,335	$271,391

Water Utilities — 0.3%
American Water Works Co., Inc.	34,420	$4,228,497
Aqua America, Inc.	41,026	1,925,760

		$6,154,257

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Sprint Corp.(1)(2)	48,672	$253,581
T-Mobile US, Inc.(1)	27,430	2,151,060
Telephone & Data Systems, Inc.	5,570	141,645
United States Cellular Corp.(1)	3,730	135,138

		$2,681,424

Total Common Stocks (identified cost $1,565,808,005)		$2,183,317,559

Short-Term Investments — 0.2%

Securities Lending Collateral — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(4)	2,963,746	$2,963,746

Total Securities Lending Collateral (identified cost $2,963,746)		$2,963,746

Total Short-Term Investments (identified cost $2,963,746)		$2,963,746

Total Investments (identified cost $1,568,771,751) — 100.1%		$2,186,281,305

Other Assets, Less Liabilities — (0.1%)		$(1,243,403)

Net Assets — 100.0%		$2,185,037,902

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $42,455,533 and the total market value of the collateral received by the Fund was $43,187,006, comprised of cash of $2,963,746 and U.S. government and/or agencies securities of $40,223,260.

(3)	Amount is less than 0.05%.

(4)	Represents investment of cash collateral received in connection with securities lending.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$2,183,317,559	(1)	$—	$—	$2,183,317,559
Short-Term Investments	2,963,746		—	—	2,963,746
Total Investments	$2,186,281,305		$—	$—	$2,186,281,305

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.